DEPOSITS, PREPAIDS AND OTHER ASSETS	12 Months Ended
Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
DEPOSITS, PREPAIDS AND OTHER ASSETS	DEPOSITS, PREPAIDS AND OTHER ASSETS

As at	March 31 2024	March 31 2023
Prepaid assets	$38,046	$29,766
Supplier deposits	35,686	45,565
Investment tax credit receivable	19,379	13,819
Forward foreign exchange contracts	5,050	4,200
	$98,161	$93,350